Results for the Year - Result Per Share (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results for the Year
Net profit	kr 4,352	kr 5,452	kr 2,957
Weighted average number of shares outstanding	66,023,437	65,783,130	65,634,300
Weighted average number of treasury shares	(713,693)	(395,829)	(238,663)
Weighted average number of shares excl. treasury shares	65,309,744	65,387,301	65,395,637
Adjustments for share-based instruments, dilution	604,961	622,303	650,114
Weighted average number of shares, diluted	65,914,705	66,009,604	66,045,751
Basic net profit per share	kr 66.64	kr 83.38	kr 45.22
Diluted net profit per share	kr 66.02	kr 82.59	kr 44.77
Shares excluded from calculation of diluted net result per share	248,649	68,728	43,654
Shares vested excluded from calculation of diluted net result per share	0	0	0